SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
21.   Subsequent events

a)       Nasdaq Listing

On January 26, 2026, the Company’s common shares commenced trading on the Nasdaq Capital Market under the symbol “BMM”. In connection with the Nasdaq listing the Company’s shares ceased trading on the OTCQX under the symbol “BMOOF”.

b)    Acquisition of Springer Mine and Mill

On February 10, 2026, the Company completed the acquisition of the Springer Mine and processing facility located in Nevada, United States, from GOODS LG LLC. The acquired assets include fee lands and mineral claims containing a historically mined tungsten deposit, together with a flotation mill and associated processing infrastructure.

Total consideration for the acquisition consisted of the initial deposit of US$500,000 previously paid and a final cash payment of US$18 million on closing.

c)       Acquisition of the Apex Mine

On February 27, 2026, the Company entered into a definitive agreement with Teck American Incorporated, a subsidiary of Teck Resources Limited (“Teck”), to acquire 100% of the Apex Mine located in Utah, United States. The property consists of patented and unpatented mining claims associated with a past-producing germanium, gallium and copper underground mine. The Company assumed a pre-existing 3% NSR royalty.

Consideration for the acquisition includes the issuance of 7,031,959 common shares of the Company to Teck, representing approximately 8.0% of the Company’s issued and outstanding common shares on an undiluted basis as at the date of the announcement, a 0.5% NSR royalty on the property, life-of-mine zinc concentrate offtake rights for the Blue Moon deposit, offtake rights for the Apex deposit and certain investor rights. The transaction closed on March 13, 2026.

d)       LNS and Hartree Financing

On March 3, 2026, the Company announced that LNS, the mining contractor for the Company’s Nussir project in Norway, subscribed for 168,514 common shares of the Company at a price of $7.208 per share for gross proceeds of approximately $1.2 million.

Pursuant to a pre-existing participation right, Hartree elected to exercise its pre-emptive right to participate in the financing and on March 6, 2026, subscribed for an additional 12,613 common shares at the same price of $7.208 per share.

On March 10, 2026, the Company announced the closing of the financing, issuing an aggregate of 181,127 common shares for total gross proceeds of $1,305,563.

e)       Acquisition of the Gage Project

On March 18, 2026, the Company announced that it had entered into a sale and purchase agreement with a subsidiary of Liberty Gold Corp. to acquire 100% of the Gage Project located in Washington County, Utah, United States. This consists of 181 unpatented mining claims and two Utah School and Institutional Trust Lands (“SITLA”) leases, covering approximately 5,916 hectares surrounding the Apex mine.

Consideration for the acquisition consists of the issuance of 420,935 common shares of the Company and a 2% NSR royalty on mineral production from certain concessions, excluding land subject to SITLA leases. The Company also retains an option to repurchase 1.0% of the royalty for cash consideration prior to achieving commercial production.

f)       Proposed Combination of Sultijelma District Assets

On April 2, 2026, the Company announced that it had entered into a non-binding letter of intent (“LOI”) with Alpha Future Funds S.C.S. (“AFF”) to combine their respective wholly owned subsidiaries, Nye Sulitjelma Gruver AS and VMS Explorations AS (“VMS”), into a single entity.

NSG and VMS hold permits over the historic Sulitjelma mining district in Norway and the proposed transaction is expected to support an integrated development approach to advance the project.

The LOI contemplates a period of up to four months to complete due diligence and negotiate a definitive agreement. The proposed transaction remains subject to, among other things, completion of due diligence, execution of a definitive agreement and receipt of applicable regulatory approvals. Accordingly, there can be no assurance that the transaction will be completed as contemplated, or at all.

g)       Hartree Follow-On Investment

On April 22, 2026, the Company announced the exercise of a top-up right pursuant to its investor rights agreement with Hartree. Subject to TSX Venture Exchange approval, 526,617 common shares will be issued at $9.06 per share for gross proceeds of approximately $4.8 million, expected to close on or about April 29, 2026. Proceeds will be used for project development and general corporate purposes.